FOREIGN EXCHANGE	12 Months Ended
Dec. 31, 2018
FOREIGN EXCHANGE
FOREIGN EXCHANGE

11) FOREIGN EXCHANGE

($ thousands)	2018	2017	2016
Realized:
Foreign exchange (gain)/loss	$523	$1,495	$108
Translation of U.S. dollar cash held in Canada (gain)/loss	(19,630)	10,978	—
Unrealized:
Translation of U.S. dollar debt and working capital (gain)/loss	58,628	(42,623)	(40,634)
Foreign exchange (gain)/loss	$39,521	$(30,150)	$(40,526)